Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Schedule of company's future minimum lease obligations

Future Minimum Lease Obligations
Remainder of 2022	$111,290
2023	274,210
2024	103,165
2025	48,029
2026	2,425
Total	$539,119

December 31,	Amount
2022	$370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total	$577,471